Summary of Significant Accounting Policies - Change in estimate (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Video game terminals and equipment
Property, Plant and Equipment [Line Items]
Useful life		7 years
Service Life
Property, Plant and Equipment [Line Items]
Decrease in depreciation expense	$ 2.6
Decrease in depreciation expense, net of tax	$ 2.4
Service Life | Video game terminals and equipment
Property, Plant and Equipment [Line Items]
Useful life	10 years	7 years